Vanguard Funds

Supplement Dated February 17, 2023, to the Prospectuses and Summary Prospectuses

Important Changes to the Funds

Effective immediately, one or more portfolio managers have been added as a co-portfolio manager of each Fund listed in the table below (each, an "impacted Fund," and collectively, the "impacted Funds"). The portfolio managers replace William A. Coleman, who previously co- managed the impacted Funds.

Accordingly, all references to Mr. Coleman in the impacted Funds' Prospectuses and Summary Prospectuses are hereby deleted in their entirety. The impacted Funds' investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

Vanguard Fund	Portfolio Manager(s)
Vanguard Diversified Equity Fund	Aurélie Denis and Michael R. Roach
Vanguard Energy Index Fund	Nick Birkett
Vanguard ESG U.S. Stock ETF	Nick Birkett
Vanguard Extended Market Index Fund	Michelle Louie
Vanguard Financials Index Fund	Kenny Narzikul
Vanguard FTSE Social Index Fund	Nick Birkett
Vanguard LifeStrategy® Conservative Growth Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard LifeStrategy Growth Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard LifeStrategy Income Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard LifeStrategy Moderate Growth Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Materials Index Fund	Kenny Narzikul
Vanguard S&P Mid-Cap 400 Index Fund	Kenny Narzikul
Vanguard S&P Mid-Cap 400 Growth Index Fund	Kenny Narzikul
Vanguard S&P Mid-Cap 400 Value Index Fund	Kenny Narzikul
Vanguard S&P Small-Cap 600 Index Fund	Kenny Narzikul
Vanguard S&P Small-Cap 600 Growth Index Fund	Kenny Narzikul
Vanguard S&P Small-Cap 600 Value Index Fund	Kenny Narzikul
Vanguard Small-Cap Index Fund	Kenny Narzikul
Vanguard Small-Cap Growth Index Fund	Nick Birkett
Vanguard Small-Cap Value Index Fund	Nick Birkett

Vanguard Fund	Portfolio Manager(s)
Vanguard STAR® Fund	Aurélie Denis and Michael R. Roach
Vanguard Target Retirement Income Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2020 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2025 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2030 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2035 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2040 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2045 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2050 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2055 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2060 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2065 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach
Vanguard Target Retirement 2070 Fund	Roger A. Aliaga-Diaz, Aurélie Denis,
and Michael R. Roach

The above table lists each impacted Fund and the corresponding portfolio managers who replace Mr. Coleman.

The following replaces William A. Coleman under the heading "Investment Advisor" in the Fund Summary section for each impacted Fund, as appropriate:

Roger A. Aliaga-Diaz, Ph.D., Portfolio Manager, Investment Strategy Group, at Vanguard. He has co-managed the Fund since February 2023.

Nick Birkett, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.

Prospectus Text Changes

The following replaces William A. Coleman under the heading "Investment Advisor" in the More on the Fund(s) section for each impacted Fund, as appropriate:

Roger A. Aliaga-Diaz, Ph.D., Portfolio Manager, Investment Strategy Group, at Vanguard. He has been with Vanguard since 2007, has worked in investment management since 2010, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.A., Universidad Nacional de C÷rdoba, Argentina; Ph.D., North Carolina State University.

Nick Birkett, CFA, Portfolio Manager at Vanguard. He worked in investment banking from 2005 to 2016, has been with Vanguard since 2017, and has co-managed the Fund since February 2023. Prior to joining Vanguard, he was at JP Morgan for 11 years, where he last held the position of Executive Director, Head of European Program Trading Risk. Education: B.S., University of Bath.

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.S., Pennsylvania State University.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010, has worked in investment management since 2011, has managed investment portfolios since 2016, and has co-managed the Fund since February 2023. Education: B.S., The American University; M.B.A., Georgia Institute of Technology.

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2012, has worked in investment management since 2016, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.B.A., James Madison University.

Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2000, had previously managed investment portfolios from 2009-2019, and has co-managed the Fund since February 2023. Education: B.S., Bloomsburg University of Pennsylvania; M.S., Drexel University.

Prospectus Text Changes for Vanguard Target Retirement Funds and Vanguard LifeStrategy Funds

The following is added as the second sentence of the first paragraph under the heading "Investment Advisor" in the More on the Funds section:

Vanguard's Investment Strategy Group establishes and reviews the asset allocation targets of the Funds and determines whether any changes are required to best enable each Fund to achieve its investment objective. The Equity Index Group implements the asset allocation targets and performs other portfolio management functions for the Funds.

© 2023 The Vanguard Group, Inc. All rights reserved.	PS PMA 022023
Vanguard Marketing Corporation, Distributor.

Vanguard Chester Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated January 31, 2023

Important Changes to Vanguard Target Retirement Funds

Effective immediately, Roger A. Aliaga-Diaz, Aurélie Denis, and Michael R. Roach have been added as co-portfolio managers of Vanguard Target Retirement Funds (the Funds). They replace William A. Coleman, who had previously co-managed the Funds, and join Walter Nejman, who will continue to co-manage the Funds. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds' investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following is added under the heading "II. Vanguard Target Retirement Funds" on page B-54 as the second sentence of the first paragraph:

Vanguard's Investment Strategy Group establishes and reviews the asset allocation targets of the Funds and determines whether any changes are required to best enable each Fund to achieve its investment objective.

Within the same section, the following replaces the information in the table for William A. Coleman under the subheading "1. Other Accounts Managed" on page B-54:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Roger A. Aliaga-Diaz1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis3	Registered investment companies4	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach5	Registered investment companies6	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Aliaga-Diaz began co-managing the Funds on February 17, 2023. 2 Information provided as of December 31, 2022.

3 Ms. Denis began co-managing the Funds on February 17, 2023.

4 Information provided as of December 31, 2022.

5 Mr. Roach began co-managing the Funds on February 17, 2023.

6 Information provided as of December 31, 2022.

Within the same section, the following replaces the third paragraph under the subheading "3. Description of Compensation" on page B-55:

A portfolio manager's bonus is determined by a number of factors. For portfolio managers from Vanguard's Equity Index Group, one factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given the fund's investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in any individual fund's portfolio. For each Fund, the performance factor depends on how closely the portfolio manager in the Equity Index Group tracks the Fund's benchmark index over a one-year period. An additional factor for portfolio managers in the Equity Index Group is the portfolio manager's contributions to the investment management functions within the sub-asset class. For portfolio managers in the Equity Index Group and Investment Strategy Group, factors include the portfolio manager's overall contributions to strategic planning and decisions for the investment group, contributions to the development of other investment professionals and supporting staff, and, in the case of the Investment Strategy Group only, contributions to long-term investor outcomes. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the applicable objectives previously described. The bonus is paid on an annual basis.

Within the same section, the following is added under the subheading "4. Ownership of Securities" on page B-55:

As of December 31, 2022, Ms. Denis owned shares of Vanguard Target Retirement 2065 Fund within the

$10,001–$50,000 range and shares of Vanguard Target Retirement 2055 Fund within the $1–$10,000 range. As of December 31, 2022, Mr. Aliaga-Diaz and Mr. Roach did not own any shares of the Funds.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 059A 022023
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated December 21, 2022

Important Changes to Vanguard World Fund

Vanguard Energy Index Fund

Effective immediately, Nick Birkett has been added as a co-portfolio manager of Vanguard Energy Index Fund (the Fund) and replaces William A. Coleman, who had previously co-managed the Fund, and joins Awais Khan, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund's investment objective, strategies, and policies remain unchanged.

Vanguard ESG U.S. Stock ETF

Effective immediately, Nick Birkett has been added as a co-portfolio manager of Vanguard ESG U.S. Stock ETF (the Fund) and replaces William A. Coleman, who had previously co-managed the Fund, and joins Gerard C. O'Reilly, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund's investment objective, strategies, and policies remain unchanged.

Vanguard Financials Index Fund and Vanguard Materials Index Fund

Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard Financials Index Fund and Vanguard Materials Index Fund (the Funds). He replaces William A. Coleman, who had previously co-managed the Funds, and joins Michelle Louie, who will continue to co-manage the Funds. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds' investment objectives, strategies, and policies remain unchanged

Vanguard FTSE Social Index Fund

Effective immediately, Nick Birkett has been added as a co-portfolio manager of Vanguard FTSE Social Index Fund (the Fund). He replaces William A. Coleman, who had previously co-managed the Fund, and joins Gerard C. O'Reilly, who will continue to co-manage the Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional InformationText Changes

In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading "1. Other Accounts Managed" on page B-75:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nick Birkett1	Registered investment companies2	10	$94B	0	$0
	Other pooled investment vehicles	4	$10B	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul3	Registered investment companies4	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Birkett began co-managing the Funds on February 17, 2023.

2 Information provided as of December 31, 2022.

3 Mr. Narzikul began co-managing the Funds on February 17, 2023. 4 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-76:

As of December 31, 2022, Mr. Narzikul and Mr. Birkett owned no shares of the Funds listed above.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 023A 022023
Vanguard Marketing Corporation, Distributor.

Vanguard Admiral Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated December 21, 2022

Important Changes to Vanguard Admiral Funds

Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, and Vanguard S&P Mid-Cap 400 Value Index Fund

Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, and Vanguard S&P Mid-Cap 400 Value Index Fund (the Funds). He replaces William A. Coleman, who had previously co-managed the Funds, and joins Awais Khan, who will continue to co-manage the Funds. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds' investment objectives, strategies, and policies remain unchanged.

Vanguard S&P Small-Cap 600 Index Fund,Vanguard S&P Small-Cap 600 Growth Index Fund, and Vanguard S&P Small-Cap 600 Value Index Fund

Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, and Vanguard S&P Small-Cap 600 Value Index Fund (the Funds). He replaces William A. Coleman, who had previously co-managed the Funds, and joins Donald M. Butler, who will continue to co-manage the Funds. All references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds' investment objectives, strategies, and policies remain unchanged.

Statement of Additional InformationText Changes

In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading "1. Other Accounts Managed" on page B-41:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Kenny Narzikul1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Narzikul began co-managing the Funds on February 17, 2023. 2 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-42:

As of December 31, 2022, Mr. Narzikul held no shares of any of the Funds listed above.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 3340A 022023
Vanguard Marketing Corporation, Distributor.

Vanguard Trustees' Equity Fund

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated February 25, 2022

Important Changes to Vanguard Diversified Equity Fund

Effective immediately, Aurélie Denis, and Michael R. Roach have been added as co-portfolio managers of the Vanguard Diversified Equity Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Walter Nejman, who will continue to co-manage the Fund. Accordingly, all references to Mr. Coleman in the Fund's Statement of Additional Information are hereby deleted in their entirety.

The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading "1. Other Accounts Managed" on page B-47:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Aurélie Denis1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach3	Registered investment companies4	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Denis began co-managing the Funds on February 17, 2023. 2 Information provided as of December 31, 2022.

3 Mr. Roach began co-managing the Funds on February 17, 2023. 4 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-48:

As of December 31, 2022, Ms. Denis and Mr. Roach did not own any shares of Vanguard Diversified Equity Fund.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 046B 022023
Vanguard Marketing Corporation, Distributor.

Vanguard STAR Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated February 25, 2022

Important Changes to Vanguard LifeStrategy Funds

Effective immediately, Roger A. Aliaga-Diaz, Aurélie Denis, and Michael R. Roach have been added as co-portfolio managers of the Vanguard LifeStrategy Funds (the Funds). They replace William A. Coleman, who had previously co-managed the Funds, and join Walter Nejman, who will continue to co-manage the Funds.

The Funds' investment objectives, strategies, and policies remain unchanged.

Important Changes to Vanguard STAR Fund

Effective immediately, Aurélie Denis, and Michael R. Roach have been added as co-portfolio managers of the Vanguard STAR Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Walter Nejman, who will continue to co-manage the Fund.

The Funds' investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text ChangesAll references to Mr. Coleman in the Statement of Additional Information are hereby deleted in their entirety.

In the Investment Advisory and Other Services section, the following text is added under the heading "II. Vanguard LifeStrategy Funds" on page B-53 as the second sentence:Vanguard's Investment Strategy Group establishes and reviews the allocation targets of the Vanguard LifeStrategy Funds and determines whether any changes are required to best enable each Fund to achieve its investment objective. The Equity Index Group implements the asset allocation targets and performs other portfolio management functions for the Vanguard LifeStrategy Funds.

Within the same section, the following text replaces the information on the table for William A. Coleman under the subheading "1.Other Accounts Managed" on page B-53:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Roger A. Aliaga-Diaz1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aurélie Denis3	Registered investment companies4	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach5	Registered investment companies6	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Aliaga-Diaz began co-managing the Funds on February 17, 2023. 2 Information provided as of December 31, 2022.

3 Ms. Denis began co-managing the Funds on February 17, 2023.

4 Information provided as of December 31, 2022.

5 Mr. Roach began co-managing the Funds on February 17, 2023 6 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading "4. Ownership of Securities" on page B-53:

As of December 31, 2022, Mr. Aliaga-Diaz, Ms. Denis and Mr. Roach did not own shares of any of the Funds they manage.

Within the same section, the following text replaces the third paragraph under the subheading "3. Description of Compensation" on pages B-54 and B-55:

A portfolio manager's bonus is determined by a number of factors. For portfolio managers from Vanguard's Equity Index Group, one factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given the fund's investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in any individual fund's portfolio. For Vanguard Total International Stock Index Fund and Vanguard LifeStrategy Funds, the performance factor depends on how closely the portfolio manager in the Equity Index Group tracks the Fund's benchmark index over a one-year period. An additional factor for portfolio managers in the Equity Index Group is contributions to the investment management functions within the sub-asset class. For portfolio managers in the Equity Index Group and Investment Strategy Group, factors include the portfolio manager's overall contributions to strategic planning and decisions for the investment group, contributions to the development of other investment professionals and supporting staff, and, in the case of the Investment Strategy Group only, contributions to long-term investor outcomes. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies applicable objectives as previously described. The bonus is paid on an annual basis.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 056A 022023
Vanguard Marketing Corporation, Distributor.